Retirement Plans	12 Months Ended
Feb. 03, 2018
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Retirement Plans

13. Retirement Plans

Under BJ’s 401(k) savings plans, participating employees may make pretax contributions up to 50% of covered compensation subject to federal limits. BJ’s matches employee contributions at 50% of the first six percent of covered compensation. The Company’s expense under these plans was $8.1 million, $8.7 million and $9.6 million for 2015, 2016 and 2017, respectively.

The Company has a non-contributory defined contribution retirement plan for certain key employees. Under this plan, BJ’s funds annual retirement contributions for the designated participants on an after-tax basis. For the last two years, the Company’s contributions equaled 5% of the participants’ base salary. Participants become fully vested in their contribution accounts at the end of the fiscal year in which they complete four full fiscal years of service. Pretax expense under this plan was $2.3 million in 2015 and 2016, and $2.4 million in 2017.